Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001560327
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	Rapid7, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37496
Entity Tax Identification Number	35-2423994
Entity Address, Address Line One	120 Causeway Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	(617)
Local Phone Number	247-1717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	RPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false